CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (Parenthetical) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED STATEMENTS OF FINANCIAL POSITION
Common shares, outstanding	805	781